Restructuring Costs - Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	£ 79	£ 329	£ 35
Restructuring costs	79	338	47
Penguin Random House [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	0	9	12
Product costs [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	15	32
Employee costs [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	11	139	18
Depreciation and amortisation [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	13	29
Property and facilities [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	24	43	5
Technology and communications [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	2	7
Professional and outsourced services [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	12	31	5
General and administrative costs [member]
Disclosure of restructuring costs [line items]
Total restructuring - operating expenses	£ 2	£ 48	£ 7